Schedule of Investments (unaudited)	iShares® MSCI Philippines ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Cebu Air Inc.(a)	344,440	$315,817

Banks — 15.0%
Bank of the Philippine Islands	3,104,695	5,615,527
BDO Unibank Inc.	2,921,164	7,178,037
Metropolitan Bank & Trust Co.	3,807,774	3,767,512
Security Bank Corp.	787,580	1,792,804
		18,353,880
Chemicals — 1.0%
D&L Industries Inc.	7,232,400	1,249,083

Diversified Financial Services — 1.9%
Metro Pacific Investments Corp.	29,075,050	2,335,204

Electric Utilities — 2.3%
Manila Electric Co.	501,140	2,860,049

Equity Real Estate Investment Trusts (REITs) — 0.5%
AREIT Inc., NVS	350,000	322,318
Filinvest REIT Corp., NVS	2,092,400	317,055
		639,373
Food & Staples Retailing — 2.9%
Cosco Capital Inc.	7,982,900	804,865
Puregold Price Club Inc.	2,114,260	1,722,544
Robinsons Retail Holdings Inc.	741,110	978,145
		3,505,554
Food Products — 5.8%
Century Pacific Food Inc.	2,057,800	1,102,477
Monde Nissin Corp.(a)(b)	7,358,700	2,454,016
Universal Robina Corp.	1,366,658	3,607,532
		7,164,025
Hotels, Restaurants & Leisure — 4.8%
Bloomberry Resorts Corp.(a)	10,196,065	1,576,409
Jollibee Foods Corp	917,551	4,279,537
		5,855,946
Independent Power and Renewable Electricity Producers — 3.2%
AC Energy Corp	12,673,454	2,837,284
First Gen Corp	1,896,247	1,110,237
		3,947,521
Industrial Conglomerates — 25.0%
Aboitiz Equity Ventures Inc.	3,531,667	3,441,597
Alliance Global Group Inc.	7,790,439	1,751,024
Ayala Corp.	461,838	7,642,160
DMCI Holdings Inc.	10,398,700	1,679,973
GT Capital Holdings Inc.	222,276	2,507,815
JG Summit Holdings Inc.	4,766,841	5,350,101
LT Group Inc.	2,676,100	562,998
SM Investments Corp.	393,536	7,654,367
		30,590,035
Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.0%
Semirara Mining & Power Corp.	2,778,700	$1,260,163

Real Estate Management & Development — 21.1%
Ayala Land Inc.	13,541,550	9,252,866
DoubleDragon Corp.	46,500	7,051
Filinvest Land Inc.	36,419,590	809,565
Megaworld Corp.	26,972,960	1,678,909
Robinsons Land Corp.	1,733,206	624,856
SM Prime Holdings Inc.	17,098,835	12,676,346
Vista Land & Lifescapes Inc.	11,304,900	858,050
		25,907,643
Specialty Retail — 2.5%
AllHome Corp.	4,291,100	809,079
Wilcon Depot Inc.	3,553,500	2,249,809
		3,058,888
Transportation Infrastructure — 4.7%
International Container Terminal Services Inc.	1,453,763	5,710,027

Water Utilities — 0.3%
Manila Water Co. Inc.	702,329	334,542

Wireless Telecommunication Services — 7.2%
Globe Telecom Inc.	56,490	3,679,670
PLDT Inc.	153,199	5,108,154
		8,787,824

Total Common Stocks — 99.5%
(Cost: $141,322,393)		121,875,574

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	40,000	40,000

Total Short-Term Investments — 0.0%
(Cost: $40,000)		40,000

Total Investments in Securities — 99.5%
(Cost: $141,362,393)		121,915,574

Other Assets, Less Liabilities — 0.5%		580,904

Net Assets — 100.0%		$122,496,478

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$140,000	$—	$(100,000	)(a)	$—	$—	$40,000	40,000	$1	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	12/17/21	$242	$(14,709)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$55,895,967	$65,979,607	$—	$121,875,574
Money Market Funds	40,000	—	—	40,000
	$55,935,967	$65,979,607	$—	$121,915,574
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,709)	$—	$—	$(14,709)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
November 30, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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